(7) Debt Obligations (Details) (USD $)	Jun. 30, 2013		Sep. 30, 2012		Sep. 30, 2012 Scenario, Previously Reported		Sep. 30, 2011 Scenario, Previously Reported
Capital Lease Obligations	$ 68,870	[1]	$ 118,098	[1]	$ 272,508	[1]	$ 335,366	[1]
Capital Lease Obligations, Current					131,072		117,138
Assets Securing Capital Leases					539,659		497,779
Accumulated Depreciation of Assets Securing Capital Leases					$ 314,997		$ 209,864

[1]	Effective interest rates that range between 8.51% and 17.44%. Leases mature between November 2012 and March 2016.